Lease Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases [Abstract]
Lease Agreements

Note 7 - Lease Agreements

Financing Lease Agreements

The Company leases offices, warehouses and equipment under financing lease agreements with monthly installments of $22,723 (ranging from $245 to $9,664), expiring through December 2024.

	March 31, 2023	June 30, 2022
Right-of-use assets:
Operating right-of-use assets	$129,758	$179,512
Operating lease liabilities:
Current portion of long term payable	82,284	80,096
Financing leases payable, less current portion	47,474	99,416
Total operating lease liabilities	$129,758	$179,512

As of March 31, 2023, financing lease maturities are as follows:

Period ending March 31,
2024	$ 82,284
2025	45,106
2026	2,368
$129,758

As of March 31, 2023, the weighted average remaining lease term was 1.08 years.

Note 7 – Lease Agreements

Financing Lease Agreements

The Company leases offices and warehouses under financing lease agreements with monthly installments of $22,810 (ranging from $245 to $9,664) over various terms, expiring through December 2024.

	June 30, 2022	June 30, 2021
Right of use assets:
Operating right of use assets	$179,512	$208,051

Operating lease liabilities
Current portion of leases payable	80,096	152,824
Leases payable, less current portion	99,416	55,227
Total operating lease liabilities	$179,512	$208,051

As of June 30, 2022, operating lease maturities are as follows:

Period ending June 30,
2023	$80,096
2024	76,229
2025	23,187

$179,512